Components of Income Tax Expense (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Current:
Domestic	¥ 6,951	¥ 10,975	¥ 10,013
Foreign	11,412	6,138	40,773
Total current tax expense	18,363	17,113	50,786
Deferred:
Domestic	174,667	(378,678)	709,625
Foreign	197	1,370	1,497
Total deferred tax expense	174,864	(377,308)	711,122
Income tax expense	¥ 193,227	¥ (360,195)	¥ 761,908